Shareholder Report, Line Graph (Details) 194033_Innovator International Developed Power Buffer ETF - June_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	May 31, 2024	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - June
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - June NAV
Accumulated Value	$ 9,969	$ 10,000	$ 11,343
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	9,979	10,000	$ 12,278
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 9,903	$ 10,000	$ 11,876